Note 3 - Concentrations (Detail)	12 Months Ended			12 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011 Accounts Receivable Concentration [Member]	Dec. 31, 2010 Accounts Receivable Concentration [Member]	Jun. 30, 2012 Electricity Sales And Maintenance Services [Member]	Jun. 30, 2011 Development And Contruction Services Fees [Member]
Concentration Risk, Percentage	83.00%	79.00%		79.00%	97.00%	54.00%	87.00%
Number Of Customers						1	4
Concentration Risk Customer1	94.00%		39.00%
Number Of Customers1	2		2
Concentration Risk, Customer	six	five		one